Convertible Debentures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accrued Interest
Opening balance
Interest expense		22,521

Debenture Discount
Convertible Debt, Current		34,547
Convertible Debt [Member]
Debt Conversion [Line Items]
Opening balance	27,442	3,464,737
Repaid	(27,562)	(2,778,349)
Conversion to equity		(634,431)
Foreign exchange movements	120	(24,515)
		27,442
Accrued Interest
Opening balance	7,105	524,227
Interest expense	4,696	207,595
Repaid	(11,833)	(619,992)
Conversion to equity		(103,958)
Foreign exchange movements	32	(767)
		7,105
Debenture Discount
Opening balance		(627,627)
Amortization		627,627